Annual Total Returns- Federated Hermes Tax-Free Obligations Fund (Wealth Shares) [BarChart] - Wealth Shares - Federated Hermes Tax-Free Obligations Fund - WS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	0.04%	0.01%	0.02%	0.03%	0.48%	0.73%	1.28%	1.35%	0.50%